COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Comprehensive Income [Abstract]
Net income	$ 311	$ 1,597	$ 3,042
Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Currency translation adjustment	(445)	(1,102)	(1,440)
Unrealized gain (loss) on derivative financial instruments, net	(477)	135	237
Unrealized gain (loss) on available-for-sale securities, net	(319)	319	(12)
Unrealized gain (loss) on defined benefit plans	(23)	35	(43)
Total other comprehensive loss	1,264	613	1,258
Comprehensive Income (loss)	(953)	984	1,784
Comprehensive income (loss) attributable to non-controlling interests	78	(8)	19
Comprehensive income (loss) attributable to Teva	$ (875)	$ 976	$ 1,803